UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number	811-21670

Eaton Vance Enhanced Equity Income Fund II
(Exact Name of Registrant as Specified in Charter)

The Eaton Vance Building, 255 State Street, Boston, Massachusetts	02109
(Address of Principal Executive Offices)	(Zip code)

Maureen A. Gemma Eaton Vance Management, 255 State Street, Boston, Massachusetts 02109
(Name and Address of Agent for Service)

Registrant’s Telephone Number, Including Area Code:	(617) 482-8260

Date of Fiscal Year End:	December 31

Date of Reporting Period:	March 31, 2008

Item 1. Schedule of Investments

Eaton Vance Enhanced Equity Income Fund II	as of March 31, 2008

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks (1)— 95.3%

Security	Shares	Value
Aerospace & Defense — 5.6%
Alliant Techsystems, Inc. (2)	42,174	$4,366,274
Boeing Co. (The)	40,897	3,041,510
General Dynamics Corp.	85,056	7,091,119
Lockheed Martin Corp.	64,235	6,378,535
Precision Castparts Corp.	40,892	4,174,255
Raytheon Co.	81,505	5,266,038
Rockwell Collins, Inc.	141,537	8,088,840
United Technologies Corp.	126,301	8,692,035
		$47,098,606
Auto Components — 0.4%
Johnson Controls, Inc.	104,460	$3,530,748
		$3,530,748
Beverages — 1.9%
Coca-Cola Co. (The)	69,821	$4,250,004
PepsiCo, Inc.	155,157	11,202,335
		$15,452,339
Biotechnology — 2.0%
Biogen Idec, Inc. (2)	44,580	$2,750,140
BioMarin Pharmaceutical, Inc. (2)	121,176	4,285,995
Genzyme Corp. (2)	23,114	1,722,918
Gilead Sciences, Inc. (2)	99,119	5,107,602
Onyx Pharmaceuticals, Inc. (2)	98,172	2,849,933
		$16,716,588
Capital Markets — 0.8%
Affiliated Managers Group, Inc. (2)	17,588	$1,595,935
Goldman Sachs Group, Inc.	11,590	1,916,870
Invesco, Ltd.	46,828	1,140,730
T. Rowe Price Group, Inc.	33,828	1,691,400
		$6,344,935
Chemicals — 2.3%
Airgas, Inc.	76,873	$3,495,415
E.I. Du Pont de Nemours & Co.	115,434	5,397,694
Monsanto Co.	32,125	3,581,938
PPG Industries, Inc.	112,551	6,810,461
		$19,285,508
Commercial Banks — 0.2%
M&T Bank Corp.	14,376	$1,156,980
Toronto-Dominion Bank	14,195	870,866
		$2,027,846
Commercial Services & Supplies — 1.4%
Republic Services, Inc.	144,750	$4,232,490
RR Donnelley & Sons Co.	252,152	7,642,727
		$11,875,217
Communications Equipment — 3.9%
Cisco Systems, Inc. (2)	675,728	$16,278,288
QUALCOMM, Inc.	151,650	6,217,650
Research In Motion, Ltd. (2)	67,655	7,592,921
Riverbed Technology, Inc. (2)	166,029	2,467,191
		$32,556,050
Computer Peripherals — 4.8%
Apple, Inc. (2)	84,485	$12,123,598
EMC Corp. (2)	316,414	4,537,377
Hewlett-Packard Co.	253,128	11,557,824
International Business Machines Corp.	101,803	11,721,597
		$39,940,396

Construction & Engineering — 0.3%
Jacobs Engineering Group, Inc. (2)	35,222	$2,591,987
		$2,591,987
Diversified Financial Services — 0.6%
Bank of America Corp.	51,056	$1,935,533
JPMorgan Chase & Co.	79,668	3,421,741
		$5,357,274
Diversified Telecommunication Services — 0.7%
AT&T, Inc.	70,997	$2,719,185
CenturyTel, Inc.	105,285	3,499,673
		$6,218,858
Electric Utilities — 0.7%
E.ON AG	17,628	$3,273,625
Edison International	45,388	2,224,920
		$5,498,545
Electrical Equipment — 1.3%
Cooper Industries, Ltd., Class A	67,243	$2,699,806
Emerson Electric Co.	152,043	7,824,133
		$10,523,939
Electronic Equipment & Instruments — 1.5%
Agilent Technologies, Inc. (2)	419,393	$12,510,493
		$12,510,493
Energy Equipment & Services — 5.1%
BJ Services Co.	192,273	$5,481,703
Diamond Offshore Drilling, Inc.	29,244	3,404,002
Nabors Industries, Ltd. (2)	267,655	9,038,709
Noble Corp.	154,209	7,659,561
Rowan Cos., Inc.	117,304	4,830,579
Schlumberger, Ltd.	77,139	6,711,093
Transocean, Inc. (2)	38,302	5,178,430
		$42,304,077
Food & Staples Retailing — 1.4%
CVS Caremark Corp.	104,033	$4,214,377
Wal-Mart Stores, Inc.	149,973	7,900,578
		$12,114,955
Food Products — 2.9%
H.J. Heinz Co.	235,444	$11,058,805
Nestle SA ADR	54,978	6,844,761
Tyson Foods, Inc., Class A	388,643	6,198,856
		$24,102,422
Health Care Equipment & Supplies — 6.4%
Baxter International, Inc.	109,500	$6,331,290
Covidien, Ltd.	149,892	6,632,721
DENTSPLY International, Inc.	73,010	2,818,186
Edwards Lifesciences Corp. (2)	134,500	5,991,975
General-Probe, Inc. (2)	113,234	5,457,879
Hospira, Inc. (2)	146,795	6,278,422
Medtronic, Inc. (2)	79,420	3,841,545
Thoratec Corp. (2)	509,796	7,284,985
West Pharmaceutical Services, Inc.	61,599	2,724,524
Wright Medical Group, Inc. (2)	116,988	2,824,090
Zimmer Holdings, Inc. (2)	39,114	3,045,416
		$53,231,033
Health Care Providers & Services — 2.2%
DaVita, Inc. (2)	171,568	$8,194,088
Henry Schein, Inc. (2)	129,500	7,433,300
VCA Antech, Inc. (2)	90,666	2,479,715
		$18,107,103
Hotels, Restaurants & Leisure — 1.9%
International Game Technology	117,532	$4,725,962
Marriott International, Inc., Class A	222,136	7,632,593
McDonald’s Corp.	70,053	3,906,856
		$16,265,411

Household Durables — 0.4%
Newell Rubbermaid, Inc.	147,571	$3,374,949
		$3,374,949
Household Products — 1.5%
Colgate-Palmolive Co.	51,164	$3,986,187
Energizer Holdings, Inc. (2)	52,184	4,721,608
Kimberly-Clark Corp.	53,554	3,456,911
		$12,164,706
Independent Power Producers & Energy Traders — 1.6%
Mirant Corp. (2)	77,042	$2,803,558
NRG Energy, Inc. (2)	264,067	10,295,972
		$13,099,530
Industrial Conglomerates — 2.3%
3M Co.	32,363	$2,561,531
General Electric Co.	440,245	16,293,467
		$18,854,998
Insurance — 2.2%
Assurant, Inc.	39,551	$2,407,074
Berkshire Hathaway, Inc., Class A (2)	72	9,604,800
Lincoln National Corp.	48,838	2,539,576
MetLife, Inc.	31,451	1,895,237
Travelers Companies, Inc. (The)	32,036	1,532,923
		$17,979,610
Internet Software & Services — 4.7%
Akamai Technologies, Inc. (2)	278,980	$7,856,077
eBay, Inc. (2)	109,242	3,259,781
Google, Inc., Class A (2)	29,619	13,046,281
Omniture, Inc. (2)	279,498	6,487,149
VeriSign, Inc. (2)	263,886	8,771,571
		$39,420,859
IT Services — 1.3%
Accenture, Ltd., Class A	86,260	$3,033,764
MasterCard, Inc., Class A	34,797	7,759,383
		$10,793,147
Life Sciences Tools & Services — 0.8%
Thermo Fisher Scientific, Inc. (2)	122,120	$6,941,301
		$6,941,301
Machinery — 2.3%
Danaher Corp.	76,443	$5,811,961
Deere & Co.	30,384	2,444,089
Eaton Corp.	101,215	8,063,799
Illinois Tool Works, Inc.	54,589	2,632,827
		$18,952,676
Media — 3.0%
Central European Media Enterprises, Ltd., Class A (2)	45,232	$3,855,123
Comcast Corp., Class A	307,964	5,956,024
News Corp., Class A	137,304	2,574,450
Omnicom Group, Inc.	69,533	3,071,968
Time Warner, Inc.	306,127	4,291,901
Walt Disney Co.	159,977	5,020,078
		$24,769,544
Metals & Mining — 1.2%
Companhia Vale do Rio Doce ADR	89,920	$3,114,829
Goldcorp, Inc.	180,517	6,995,034
		$10,109,863
Multiline Retail — 0.9%
JC Penney Co., Inc.	70,362	$2,653,351
Macy’s, Inc.	123,030	2,837,072
Nordstrom, Inc.	71,654	2,335,920
		$7,826,343
Multi-Utilities — 0.3%
Public Service Enterprise Group, Inc.	56,028	$2,251,765
		$2,251,765

Oil, Gas & Consumable Fuels — 5.3%
Anadarko Petroleum Corp.	91,289	$5,753,946
ConocoPhillips	62,455	4,759,696
Exxon Mobil Corp.	130,909	11,072,283
Hess Corp.	9,155	807,288
Niko Resources, Ltd.	42,877	3,478,885
Occidental Petroleum Corp.	58,793	4,301,884
Petrohawk Energy Corp. (2)	263,894	5,322,742
Sunoco, Inc.	114,245	5,994,435
Williams Cos., Inc.	75,708	2,496,850
		$43,988,009
Pharmaceuticals — 4.2%
Abbott Laboratories	189,867	$10,471,165
Allergan, Inc.	46,586	2,626,985
Johnson & Johnson	163,692	10,618,700
Merck & Co., Inc.	99,011	3,757,467
Shire PLC ADR	73,936	4,285,331
Wyeth Corp.	75,643	3,158,852
		$34,918,500
Real Estate Investment Trusts (REITs) — 0.5%
AvalonBay Communities, Inc.	26,061	$2,515,408
Boston Properties, Inc.	14,127	1,300,673
Public Storage, Inc.	7,781	689,552
		$4,505,633
Road & Rail — 0.2%
JB Hunt Transport Services, Inc.	62,021	$1,949,320
		$1,949,320
Semiconductors & Semiconductor Equipment — 5.7%
ASML Holding NV (2)	177,666	$4,407,893
Intel Corp.	243,081	5,148,456
Intersil Corp., Class A	343,782	8,824,884
KLA-Tencor Corp.	251,487	9,330,168
Maxim Integrated Products, Inc.	660,856	13,474,854
Nvidia Corp. (2)	135,972	2,690,886
Texas Instruments, Inc.	137,894	3,898,263
		$47,775,404
Software — 3.2%
Microsoft Corp.	663,265	$18,823,461
Oracle Corp. (2)	407,236	7,965,536
		$26,788,997
Specialty Retail — 1.9%
Best Buy Co., Inc.	77,709	$3,221,815
Home Depot, Inc.	157,275	4,398,982
Staples, Inc.	368,928	8,156,998
		$15,777,795
Tobacco — 2.8%
Altria Group, Inc.	165,327	$3,670,259
British American Tobacco PLC	57,539	2,164,262
Loews Corp.-Carolina Group	126,858	9,203,548
Philip Morris International, Inc. (2)	165,327	8,362,240
		$23,400,309
Wireless Telecommunication Services — 0.7%
Rogers Communications, Inc., Class B	153,366	$5,508,907
		$5,508,907
Total Common Stocks (identified cost $812,302,066)		$794,806,495

Short-Term Investments — 7.4%

	Interest
Description	(000’s omitted)	Value
Investment in Cash Management Portfolio, 2.81% (3)	$62,088	$62,088,458
Total Short-Term Investments (identified cost $62,088,458)		$62,088,458
Total Investments — 102.7% (identified cost $874,390,524)		$856,894,953

Covered Call Options Written — (2.2%)

	Number	Strike	Expiration
Security	of Contracts	Price	Date	Value
3M Co.	140	$80.00	7/19/08	$(56,000)
Abbott Laboratories	1,160	57.50	5/17/08	(127,600)
Accenture, Ltd., Class A	270	35.00	5/17/08	(48,600)
Affiliated Managers Group, Inc.	100	100.00	6/21/08	(40,500)
Agilent Technologies, Inc.	1,715	32.50	5/17/08	(94,325)
Airgas, Inc.	768	50.00	4/19/08	(15,360)
Akamai Technologies, Inc.	1,070	35.00	5/17/08	(58,850)
Allergan, Inc.	295	60.00	7/19/08	(72,275)
Alliant Techsystems, Inc.	320	110.00	5/17/08	(36,800)
Altria Group, Inc.	950	75.00	6/21/08	(157,225)
Anadarko Petroleum Corp.	645	60.00	5/17/08	(341,850)
Apple, Inc.	610	150.00	7/19/08	(719,800)
Assurant, Inc.	200	65.00	6/21/08	(43,000)
AT&T, Inc.	385	37.50	4/19/08	(56,980)
AvalonBay Communities, Inc.	50	95.00	4/19/08	(24,250)
Bank of America Corp.	195	45.00	5/17/08	(7,215)
Baxter International, Inc.	700	60.00	5/17/08	(98,000)
Best Buy Co., Inc.	275	45.00	6/21/08	(50,325)
Biogen Idec, Inc.	260	65.00	4/19/08	(29,900)
BioMarin Pharmaceutical, Inc.	825	40.00	4/19/08	(24,750)
BJ Services Co.	825	22.50	4/19/08	(499,125)
Boeing Co. (The)	290	85.00	5/17/08	(6,670)
Boston Properties, Inc.	90	100.00	7/19/08	(34,200)
Central European Media Entreprises, Ltd., Class A	235	100.00	4/19/08	(5,875)
CenturyTel, Inc.	565	35.00	4/19/08	(18,362)
Cisco Systems, Inc.	2,145	25.00	4/19/08	(77,220)
Coca-Cola Co. (The)	295	62.50	5/17/08	(32,450)
Colgate-Palmolive Co.	511	80.00	5/17/08	(61,320)
Comcast Corp., Class A	2,010	22.50	7/19/08	(70,350)
ConocoPhillips	250	80.00	5/17/08	(53,250)
Cooper Industries, Ltd., Class A	672	45.00	7/19/08	(84,000)
Covidien, Ltd.	860	45.00	4/19/08	(55,900)
CVS Caremark Corp.	780	42.50	5/17/08	(78,000)
Danaher Corp.	530	80.00	6/21/08	(127,200)
Deere & Co.	175	90.00	6/21/08	(49,000)
DENTSPLY International, Inc.	385	40.00	7/19/08	(63,525)
Diamond Offshore Drilling, Inc.	115	120.00	6/21/08	(73,600)
E.I. Du Pont de Nemours & Co.	870	47.50	4/19/08	(87,000)
Eaton Corp.	405	85.00	4/19/08	(42,525)
eBay, Inc.	460	27.50	4/19/08	(135,240)
Edison International	275	50.00	7/19/08	(70,812)
Edwards Lifesciences Corp.	695	45.00	5/17/08	(112,937)
EMC Corp.	850	15.00	7/19/08	(90,950)
Emerson Electric Co.	950	55.00	6/21/08	(137,750)
Energizer Holdings, Inc.	345	115.00	5/17/08	(43,125)
Exxon Mobil Corp.	730	85.00	4/19/08	(167,900)
General Dynamics Corp.	420	85.00	5/17/08	(98,700)
General Electric Co.	2,065	35.00	6/21/08	(683,515)
General-Probe, Inc.	535	60.00	5/17/08	(6,688)
Gilead Sciences, Inc.	795	47.50	5/17/08	(413,400)
Goldcorp, Inc.	1,805	35.00	4/19/08	(788,785)
Goldman Sachs Group, Inc.	45	180.00	4/19/08	(7,875)
H.J. Heinz Co.	1,095	45.00	6/21/08	(350,400)
Henry Schein, Inc.	1,295	60.00	4/19/08	(45,325)
Hewlett Packard Co.	1,585	50.00	5/17/08	(126,800)
Home Depot, Inc.	850	27.50	5/17/08	(158,950)
Hospira, Inc.	1,467	45.00	5/17/08	(161,370)
Illinois Tool Works, Inc.	310	50.00	6/21/08	(59,520)
Intel Corp.	750	22.50	4/19/08	(26,250)
International Business Machines Corp.	625	110.00	4/19/08	(450,000)
International Game Technology	740	40.00	4/19/08	(166,500)
Intersil Corp., Class A	1,705	25.00	4/19/08	(255,750)

Jacobs Engineering Group, Inc.	235	$80.00	7/19/08	$(131,600)
JC Penney Co., Inc.	420	42.50	5/17/08	(54,600)
Johnson & Johnson	780	65.00	4/19/08	(84,240)
Johnson Controls, Inc.	390	35.00	4/19/08	(31,200)
JPMorgan Chase & Co.	400	47.50	6/21/08	(67,200)
Kimberly-Clark Corp.	395	65.00	4/19/08	(31,205)
KLA-Tencor Corp.	780	45.00	6/21/08	(35,100)
Lincoln National Corp.	235	55.00	4/19/08	(15,275)
Lockheed Martin Corp.	385	110.00	6/21/08	(46,200)
Loews Corp.-Carolina Group	540	80.00	6/21/08	(43,200)
M&T Bank Corp.	90	90.00	4/19/08	(6,750)
Macy’s, Inc.	755	30.00	5/17/08	(15,100)
Marriott International, Inc., Class A	1,340	35.00	4/19/08	(147,400)
MasterCard, Inc., Class A	205	195.00	4/19/08	(590,400)
McDonald’s Corp.	415	57.50	6/21/08	(83,000)
Medtronic, Inc.	340	47.50	5/17/08	(71,400)
Merck & Co., Inc.	445	45.00	7/19/08	(42,275)
MetLife, Inc.	150	60.00	6/21/08	(72,000)
Microsoft Corp.	3,160	30.00	7/19/08	(417,120)
Mirant Corp.	355	37.50	6/21/08	(67,450)
Monsanto Co.	175	110.00	7/19/08	(225,750)
Nabors Industries, Ltd.	1,400	27.50	6/21/08	(959,000)
Newell Rubbermaid, Inc.	950	25.00	6/21/08	(47,500)
News Corp., Class A	840	20.00	7/19/08	(69,300)
Noble Corp.	880	47.50	6/21/08	(528,000)
Nordstrom, Inc.	500	40.00	7/19/08	(65,000)
NRG Energy, Inc.	930	40.00	6/21/08	(211,575)
Nvidia Corp.	855	22.50	6/21/08	(111,150)
Occidental Petroleum Corp.	335	70.00	5/17/08	(224,450)
Omnicom Group, Inc.	375	45.00	7/19/08	(89,063)
Omniture, Inc.	1,425	25.00	6/21/08	(334,875)
Onyx Pharmaceuticals, Inc.	345	30.00	5/17/08	(87,975)
Oracle Corp.	2,690	20.00	6/21/08	(295,900)
PepsiCo, Inc.	920	70.00	4/19/08	(257,600)
Petrohawk Energy Corp.	1,665	17.50	6/21/08	(557,775)
PPG Industries, Inc.	525	65.00	5/17/08	(42,000)
Precision Castparts Corp.	170	120.00	6/21/08	(47,600)
Public Service Enterprise Group, Inc.	275	45.00	6/21/08	(17,875)
QUALCOMM, Inc.	590	40.00	4/19/08	(107,970)
Raytheon Co.	525	65.00	5/17/08	(105,000)
Republic Services, Inc.	735	30.00	4/19/08	(29,400)
Research In Motion, Ltd.	350	120.00	6/21/08	(346,500)
Riverbed Technology, Inc.	705	17.50	6/21/08	(78,255)
Rogers Communications, Inc., Class B	925	40.00	4/19/08	(13,875)
Rowan Cos., Inc.	580	35.00	4/19/08	(348,000)
RR Donnelley & Sons Co.	2,521	40.00	6/21/08	(37,815)
Schlumberger, Ltd.	235	80.00	5/17/08	(220,900)
Shire PLC ADR	335	55.00	4/19/08	(140,700)
Staples, Inc.	2,505	25.00	6/21/08	(162,825)
Sunoco, Inc.	855	65.00	5/17/08	(34,200)
T. Rowe Price Group, Inc.	125	50.00	4/19/08	(31,875)
Texas Instruments, Inc.	475	30.00	7/19/08	(64,125)
Thermo Fisher Scientific, Inc.	765	55.00	6/21/08	(321,300)
Thoratec Corp.	2,350	17.50	4/19/08	(35,250)
Time Warner, Inc.	2,015	16.00	4/19/08	(10,075)
Toronto-Dominion Bank	225	37.50	6/21/08	(19,800)
Transocean, Inc.	210	130.00	5/17/08	(235,200)
Travelers Companies, Inc. (The)	200	50.00	7/19/08	(54,000)
Tyson Foods, Inc., Class A	2,165	15.00	4/19/08	(272,790)
United Technologies, Corp.	855	75.00	5/17/08	(50,445)
VCA Antech, Inc.	320	30.00	6/21/08	(41,600)
VeriSign, Inc.	1,585	37.50	6/21/08	(182,275)
Wal-Mart Stores, Inc.	875	50.00	6/21/08	(367,500)
Walt Disney Co.	1,080	30.00	4/19/08	(191,160)

West Pharmaceutical Services, Inc.	265	$45.00	6/21/08	$(80,825)
Williams Cos, Inc.	305	32.50	5/17/08	(61,000)
Wright Medical Group, Inc.	835	25.00	5/17/08	(85,588)
Wyeth Corp.	355	40.00	4/19/08	(83,425)
Zimmer Holdings, Inc.	215	80.00	6/21/08	(73,100)
Total Covered Call Options Written (premiums received $21,363,006)				$(18,293,595)
Other Assets, Less Liabilities — (0.5)%				$(4,452,353)
Net Assets — 100.0%				$834,149,005

ADR	—	American Depository Receipt
(1)		A portion of each common stock holding has been segregated as collateral for options written.
(2)		Non-income producing security.
(3)

Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments.  The rate shown is the annualized seven-day yield as of March 31, 2008. Net income allocated from the Investment in Cash Management Portfolio for the fiscal year to date ended March 31, 2008 was $534,970.

The cost and unrealized appreciation (depreciation) of investments of the Fund at March 31, 2008, as determined on a federal income tax basis, were as follows:

Aggregate cost	$877,849,026
Gross unrealized appreciation	36,668,434
Gross unrealized depreciation	(57,622,507)
Net unrealized depreciation	$(20,954,073)

Written call option activity for the period ended March 31, 2008 was as follows:

	Number of Contracts	Premiums Received
Outstanding, beginning of period	113,762	$26,747,863
Options written	125,228	28,585,921
Options terminated in closing purchase transactions	(120,539)	(30,311,548)
Options expired	(21,967)	(3,659,230)
Outstanding, end of period	96,484	$21,363,006

At March 31, 2008, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (FAS 157), “Fair Value Measurements”, effective January 1, 2008.  FAS 157 established a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

At March 31, 2008, the inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

	Valuation Inputs	Investments in Securities	Other Financial Instruments*
Level 1	Quoted Prices	$851,457,066	$(18,293,595)
Level 2	Other Significant Observable Inputs	5,437,887	—
Level 3	Significant Unobservable Inputs	—	—
Total		$856,894,953	$(18,293,595)

*Other financial instruments include written call options, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund held no investments or other financial instruments as of December 31, 2007 whose fair value was determined using Level 3 inputs.

Equity securities listed on a U.S. securities exchange generally are valued at the last sale price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by an independent pricing service. Exchange-traded options are valued at the last sale price for the day of valuation as quoted on the principal exchange or board of trade on which the options are traded or, in the absence of sales on such date, at the mean between the latest bid and asked prices therefore. Over-the-counter options are valued based on broker quotations. Short-term debt securities with a remaining maturity of sixty days or less are valued at amortized cost, which approximates market value. If short-term debt securities are acquired with a remaining maturity of more than sixty days, they will be valued by a pricing service. Other fixed income and debt securities, including listed securities and securities for which price quotations are available, will normally be valued on the basis of valuations furnished by a pricing service.  Valuations for debt obligations are derived from the pricing vendors’ proprietary pricing models.  Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, benchmark curves or information pertaining to the issuer.  The pricing vendor may use a matrix approach which considers information regarding securities with similar characteristics in order to determine the valuation for a security.  Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by an independent quotation service.  The independent service uses a proprietary model to determine the exchange rate.  Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities. Investments for which valuations or market quotations are not readily available are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Fund considering relevant factors, data and information including the market value of freely tradable securities of the same class in the principal market on which such securities are normally traded.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Enhanced Equity Income Fund II

By:	/s/ Duncan W. Richardson
Duncan W. Richardson
President

Date:	May 21, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Duncan W. Richardson
Duncan W. Richardson
President

Date:	May 21, 2008

By:	/s/ Barbara E. Campbell
Barbara E. Campbell
Treasurer

Date:	May 21, 2008